Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent [Abstract]
Summary of other non-current assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Rental deposits	6,272	6,354
Prepayments for real estate and non-current portion of prepayments to suppliers	7,256	3,823
Others	86	458
Total	13,614	10,635